Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, Consolidated VIEs and VIE's Subsidiaries

As of March 31, 2023, the Company’s major subsidiaries, the consolidated VIEs and VIE’s subsidiary are as follows:

	Equity interest held	Place and date of incorporation

Subsidiaries:
Meili Group Limited	100%	Hong Kong, China June 23, 2011
Hangzhou Shiqu	100%	Hangzhou, China November 16, 2011
Meilishuo (Beijing) Network Technology Co., Ltd.	100%	Beijing, China November 23, 2010

		Place and date of incorporation
Consolidated VIEs:
Hangzhou Juangua		Hangzhou, China April 13, 2010
Beijing Meilishikong Network and Technology Co., Ltd.		Beijing, China July 6, 2010

		Place and date of acquisition
VIE’s subsidiary:
Ruisha Technology		Hangzhou, China, July 2021

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which are included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of March 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	213,094	259,033
Restricted cash	809	810
Short-term investments	—	25,584
Inventories, net	64	131
Loan receivables, net	26,788	7,229
Prepayments, receivables and other current assets	34,137	54,617
Amounts due from non-VIE subsidiaries of the Company(1)	76,920	105,334
Amounts due from related parties	—	614
Property and equipment, net	1,238	191,598
Intangible assets, net	43,104	11,933
Right-of-use assets	—	650
Goodwill	63,460	—
Investments	34,331	38,469
Other non-current assets	212,613	33,050
Total assets	706,558	729,052

	As of March 31,
	2022	2023
	RMB	RMB
Amounts due to non-VIE subsidiaries of the Company(2)	1,405,464	1,512,750
Accounts payable	552	548
Salaries and welfare payable	4,464	5,398
Advances from customers	89	68
Taxes payable	1,656	3,246
Amounts due to related parties	1,331	1,395
Current portion of lease liabilities	—	307
Accruals and other current liabilities	217,527	214,359
Deferred tax liabilities	10,704	1,755
Total liabilities	1,641,787	1,739,826
Total shareholders’ deficit	(935,229)	(1,010,774)

Note 1: The amount due from non-VIE subsidiaries of the Company as of March 31, 2022 and 2023 mainly represent the receivables of the VIEs due from the Company’s wholly-owned subsidiaries for treasury management purposes and service charges.

Note 2: The amount due to non-VIE subsidiaries of the Company as of March 31, 2022 and 2023 mainly represent the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Third-party revenues	85,012	69,793	60,972
Inter-company revenues	25,679	31,816	26,785
Third-party costs and expenses	(95,454)	(187,958)	(189,199)
Inter-company costs and expenses(3)	(32,490)	(15,779)	(13,545)
Third-party other operating income	5,983	2,415	4,922
Inter-company other operating (loss)/income(4)	—	(197,698)	17,650
Income from non-operations	8,197	12,750	9,874
Loss before income tax benefit	(3,073)	(284,661)	(82,541)
Add: Income tax benefit	4,794	14,689	8,757
Net profit/(loss)	1,721	(269,972)	(73,784)

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Inter-company payments for service charges(5)	(39,859)	(40,409)	(4,561)
Other operating activities with non-VIE subsidiaries(6)	68,317	131,050	114,322
Operating activities with external parties	(3,132)	(69,065)	(26,610)
Net cash provided by operating activities	25,326	21,576	83,151
Net cash (used in)/provided by investing activities	(202,312)	28,143	(37,211)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(176,986)	49,719	45,940

Note 3: Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.

Note 4: Inter-company other operating (loss)/income represents the write-off of the amounts among the Group’s non-VIE subsidiaries and the VIEs, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.

Note 5: Inter-company payments for service charges represents the cash paid by the VIEs to the Group’s relevant PRC subsidiaries for technical and consulting services charges in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

Note 6: Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purposes and service fees charged by the VIEs to the Group’s non-VIE subsidiaries,all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.